Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation and benefits
Salaries and variable compensation	SFr 8,906	SFr 9,165	SFr 10,051
Social security	671	697	788
Other	600	710	707
Compensation and benefits	10,177	10,572	11,546
Pension and other post-retirement expense	242	384	359
Bank
Compensation and benefits
Salaries and variable compensation	8,421	9,058	9,935
Social security	620	691	780
Other	923	1,028	941
Compensation and benefits	9,964	10,777	11,656
Pension and other post-retirement expense	SFr 581	SFr 704	SFr 594